Restatement of Financial Information - Schedule of Restatement of Financial Information (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
SHAREHOLDERS’ DEFICIT
Accumulated losses	R$ (585,074)		R$ (529,780)
Total shareholders’ deficit, Equity attributable to owners	(97,515)		(120,495)
Non-controlling interest	(2,490)		R$ 8,873
Other operating (expenses) income, net	(36,538)	R$ 2,325
Operating (loss) income	(31,988)	14,163
Loss before income tax	(52,884)	(28,074)
Discontinued operation
Net loss	(57,307)	(33,203)
Owners of the Company	R$ (59,961)	R$ (37,353)
Basic loss per share (in Brazil Real per share)	R$ (0.62)	R$ (1.02)
Diluted loss per share (in Brazil Real per share)	R$ (0.62)	R$ (1.02)
Total comprehensive loss	R$ (64,794)	R$ (34,626)
Cash flow from operating activities
Loss before income tax	(52,884)	(28,074)
Write-off due to disposal	35,854
Other assets	(1,616)	(3,535)
Investment activities
Write-off due to discontinuation or disposal
Acquisition of subsidiaries – net of cash acquired	(279)
Net cash (used in) investment activities	(4,339)	(7,761)
Financing activities
Payment of deferred and contingent consideration on acquisitions	(33,375)	(7,315)
Net cash (used in) generated by financing activities	12,320	R$ (7,608)
Previously Reported [Member]
SHAREHOLDERS’ DEFICIT
Accumulated losses	(588,094)
Total shareholders’ deficit, Equity attributable to owners	(100,535)
Non-controlling interest	530
Other operating (expenses) income, net	(36,483)
Operating (loss) income	(31,933)
Loss before income tax	(52,829)
Discontinued operation	2,921
Net loss	(54,331)
Owners of the Company	R$ (58,314)
Basic loss per share (in Brazil Real per share)	R$ (0.59)
Diluted loss per share (in Brazil Real per share)	R$ (0.59)
Total comprehensive loss	R$ (61,818)
Cash flow from operating activities
Loss before income tax	(52,829)
Write-off due to disposal
Other assets	3,922
Investment activities
Write-off due to discontinuation or disposal	30,261
Acquisition of subsidiaries – net of cash acquired
Net cash (used in) investment activities	26,201
Financing activities
Payment of deferred and contingent consideration on acquisitions	(33,654)
Net cash (used in) generated by financing activities	12,041
Restatement Adjustments [Member]
SHAREHOLDERS’ DEFICIT
Accumulated losses	3,020
Total shareholders’ deficit, Equity attributable to owners	3,020
Non-controlling interest	(3,020)
Other operating (expenses) income, net	(55)
Operating (loss) income	(55)
Loss before income tax	(55)
Discontinued operation	(2,921)
Net loss	(2,976)
Owners of the Company	R$ (1,647)
Basic loss per share (in Brazil Real per share)	R$ (0.03)
Diluted loss per share (in Brazil Real per share)	R$ (0.03)
Total comprehensive loss	R$ (2,976)
Cash flow from operating activities
Loss before income tax	(55)
Write-off due to disposal	35,854
Other assets	(5,538)
Investment activities
Write-off due to discontinuation or disposal	(30,261)
Acquisition of subsidiaries – net of cash acquired	(279)
Net cash (used in) investment activities	(30,540)
Financing activities
Payment of deferred and contingent consideration on acquisitions	279
Net cash (used in) generated by financing activities	R$ 279